Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (5,857,740)	$ (154,084)		$ (936,846)		$ (100,562)
Amortization of debt discount				1,545		1,545		2,290
Amortization of intangible assets			2,097,726	117,145		469,286
Stock-based compensation and service expense			1,429,989			42,082
Gain on digital currency								(18,593)
Provision for bad debt				12		12
Loss on equity method investment			401,299
Unrealized foreign currency exchange gain						(761)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Accounts receivable			(17,311)	(12,054)		(12,972)
Other current assets			2,936	(12,581)
Prepaid expense and other current assets						(5,110)		(334)
Due from affiliates			1,746,529	1,091,899		1,091,899		(3,501,171)
Due to affiliates			(315,817)	(770,730)		(466,959)		3,672,793
Accounts payable and accrued liabilities			183,463	30,252		113,711		14,912
Accrued liabilities – related party								(10,000)
Net cash (used in) provided by operating activities			(328,926)	291,404		295,887		59,335
Cash acquired on acquisition						21,371
Payments for acquisition						(44,673)
Cash acquired on asset acquisition				21,371
Transaction costs of asset acquisition				(30,673)
Net cash used in investing activities				(9,302)		(23,302)
CASH FLOW FROM INVESTING ACTIVITIES:
EFFECT OF EXCHANGE RATE ON CASH			(3,605)	(174)		239
NET (DECREASE) INCREASE IN CASH			(332,531)	281,928		272,824		59,335
Cash – beginning of period			355,673	82,849		82,849		23,514
Cash – end of period	$ 23,142	$ 364,777	23,142	364,777		355,673		82,849
Common stock issued in connection with cost method investment			6,602,000
Common stock issued in connection with equity method investment			5,000,000
Stock options issued for the purchase of an intangible asset			11,237
Common stock issued in connection with acquisition				9,814,000		14,014,000
Common stock issued for redeemable preferred stock conversion and related dividend				287,854		287,854
Cost of asset acquisition in accrued liabilities				2,098		16,098
Adjustment for common stock issued in connection with asset acquisition			2,861,631
Investment – digital currency received from affiliates								17,197
Investment – digital currency transferred to affiliates								204,721
Cash paid for:
Interest
Income taxes
Brilliant Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(495,827)	(41,718)			$ (599,127)		$ (317,737)
Changes in fair value of derivative warrant liabilities	(61,383)	(62,968)			(67,155)		172,787
Interest earned on marketable securities held in Trust Account	(56,651)	(2,292)			(4,634)		(3,060)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Prepaid expense and other current assets	(103,213)	(6,645)			(14,600)		(14,590)
Accounts payable and accrued liabilities	(196,695)	27,748			225,402		25,523
Net cash (used in) provided by operating activities	(913,769)	(85,875)			(430,914)		(137,077)
Proceeds from sale of investment of cash in trust account	6,529,259
Net cash used in investing activities	5,894,665				(1,380,000)		(46,000,000)
Cash Flows from Financing Activities:
Repayment of redemption of ordinary shares	(6,529,259)
Purchase of investment held in Trust Account	(634,594)				(1,380,000)		(46,000,000)
Proceeds from sale of ordinary share, net of underwriting discounts paid							44,390,000
Proceeds from sale Private Units							2,610,000
Payment of offering costs							(239,805)
Advance from related party	670,100				500
Proceeds from promissory note – related parties	634,594				1,381,000		62,000
Net cash used in financing activities	(5,224,565)				1,381,500		46,822,195
CASH FLOW FROM INVESTING ACTIVITIES:
NET (DECREASE) INCREASE IN CASH	(243,669)	(85,875)			(429,414)		685,118
Cash – beginning of period	283,403	712,817			712,817		27,699
Cash – end of period	$ 39,734	$ 626,942	$ 39,734	$ 626,942	283,403		712,817
Offering costs included in accrued offering costs							58,252
Initial classification of ordinary shares subject to possible redemption							42,612,921
Change in value of ordinary shares subject to possible redemption					7,687		3,387,079
Issuance of Representative Shares							$ 2,210